EXHIBIT 99.3

AMC Exception Grades

Exception Grades
Run Date - 11/16/2020 12:04:43 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxxxx	709268	xxxxxx	4420651	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.				Reviewer Comment (2017-09-28): Client has elected to waive this exception.			08/29/2017	2	B	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420652	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2017-09-28): Client has elected to waive this exception.			08/29/2017	2	B	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420653	xxxxxx	09/28/2017	Compliance	Compliance	State Compliance	State HPML	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 7.26360% or Final Disclosure APR of 7.28000% is in excess of allowable threshold of APOR 3.78% + 1.5%, or 5.28000%. Compliant Higher Priced Loan.	Reviewer Comment (2017-09-28): Client purchased HPML compliant loans.	07/31/2017	1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation	Based on the loan being a compliant California HPML, with no violations of prohibited practices, borrower choice letter is not required for cure given there are no further actions to be taken to make the loan compliant. Loan may be cured so the loan is no longer an HPML as follows:

Within 90 days of closing: (1) notify borrower; (2) copy of refund check for overage so the loan is no longer HPML; and (3) proof of delivery.

																									(Narrow Defense - CHD Approval Required): Within 120 days of discovery or receipt of complaint, which compliance failure was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid such errors, the creditor provides: (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how higher-priced loan was made despite procedures to prevent); and (ii) the lender has not received any notice from borrower of the failure; (2) notification to borrower; (3) copy of refund check for overage so the loan is no longer HPML; and (4) proof of delivery.	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420654	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.				Reviewer Comment (2017-09-28): Received E Consent exception cleared	08/28/2017			1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420655	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/14/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/xxxxxx)	Cure for 10% tolerance violation ($102.50) was not provided.			Reviewer Comment (2017-09-28): Seller provided a copy of the LOX , corrected PCCD, refund check and proof of delivery. Reviewer Comment (2017-09-28): Seller provided a copy of the LOX and corrected PCCD. Missing the refund check and proof of delivery. Exception remains open.		09/12/2017		2	B	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	709268	xxxxxx	4420656	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/xxxxxx)				Reviewer Comment (2017-09-28): Seller provided the initial CD.	08/28/2017			1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420657	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,223.00 exceeds tolerance of $1,025.00 plus 10% or $1,127.50. Insufficient or no cure was provided to the borrower. (0)	($102.50) violation due to increase in (lenders title, settlement and notary fee(s)). No evidence of cure.			Reviewer Comment (2017-09-28): Seller provided a copy of the LOX , corrected PCCD, refund check and proof of delivery. Reviewer Comment (2017-09-28): Seller provided a copy of the LOX and corrected PCCD. Missing the refund check and proof of delivery. Exception remains open.		09/12/2017		2	B	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	709268	xxxxxx	4420658	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.				Reviewer Comment (2017-09-28): Received evidence of ARM disclosure delivery on 6/8 Reviewer Comment (2017-09-28): Received email as evidence of timely delivery of ARM disclosure, but there is no date on it as to when it was done. Exception remains open.	09/08/2017			1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420659	xxxxxx	09/28/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.61353% exceeds Guideline total debt ratio of 50.00000%.	Borrower has monthly consumer debt payments of $1,383 lender used 1,063. Missing income documentation for K-1 income for 2016/2015 of $28,500 and $50,000 annually in file.	Reviewer Comment (2017-09-28): After further review of 1120 income and updated 1008/1003 DTI < 50%.

Reviewer Comment (2017-09-28): Seller states Corporation is a C-Corp. no K-1's. 1008 in file reflects lender using 1,063 in consumer debt and final 1003 1,383 CD does not reflects additional debts paid in full to reach 1,063 per CBR and final CD consumer debt at time of closing $1,383. DTI at 51.6353% Exception remains open.

Reviewer Comment (2017-09-28): 1008 in file reflects lender using 1,063 in consumer debt and final 1003 1,383 CD does not reflects additional debts paid in full to reach 1,063 per CBR and final CD consumer debt at time of closing $1,383. DTI at 51.6353% Exception remains open.
																09/21/2017			1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420660	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.26360% or Final Disclosure APR of 7.28000% is in excess of allowable threshold of APOR 3.78% + 1.5%, or 5.28000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2017-09-28): After further review of 1120 income and updated 1008/1003 DTI < 50%.	09/21/2017			1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420661	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay)	Federal Higher-Priced Mortgage Loan (Dodd-Frank 2014): Non-compliant – Ability to Repay requirements not satisfied.	Borrower has monthly consumer debt payments of $1,383 lender used 1,063. Missing income documentation for K-1 income for 2016/2015 of $28,500 and $50,000 annually in file.	Reviewer Comment (2017-09-28): After further review of 1120 income and updated 1008/1003 DTI < 50%.

Reviewer Comment (2017-09-28): Seller states Corporation is a C-Corp. no K-1's. 1008 in file reflects lender using 1,063 in consumer debt and final 1003 1,383 CD does not reflects additional debts paid in full to reach 1,063 per CBR and final CD consumer debt at time of closing $1,383. DTI at 51.6353% Exception remains open.

Reviewer Comment (2017-09-28): 1008 in file reflects lender using 1,063 in consumer debt and final 1003 1,383 CD does not reflects additional debts paid in full to reach 1,063 per CBR and final CD consumer debt at time of closing $1,383. DTI at 51.6353% Exception remains open.
																09/21/2017			1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420662	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower has monthly consumer debt payments of $1,383 lender used 1,063. Missing income documentation for K-1 income for 2016/2015 of $28,500 and $50,000 annually in file.	Reviewer Comment (2017-09-28): After further review of 1120 income and updated 1008/1003 DTI < 50%.

Reviewer Comment (2017-09-28): Seller states Corporation is a C-Corp. no K-1's. 1008 in file reflects lender using 1,063 in consumer debt and final 1003 1,383 CD does not reflects additional debts paid in full to reach 1,063 per CBR and final CD consumer debt at time of closing $1,383. DTI at 51.6353% Exception remains open.

Reviewer Comment (2017-09-28): 1008 in file reflects lender using 1,063 in consumer debt and final 1003 1,383 CD does not reflects additional debts paid in full to reach 1,063 per CBR and final CD consumer debt at time of closing $1,383. DTI at 51.6353% Exception remains open.
																09/21/2017			1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
xxxxxx	709268	xxxxxx	4420663	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower has monthly consumer debt payments of $1,383 lender used 1,063. Missing income documentation for K-1 income for 2016/2015 of $28,500 and $50,000 annually in file.	Reviewer Comment (2017-09-28): After further review of 1120 income and updated 1008/1003 DTI < 50%.

Reviewer Comment (2017-09-28): Seller states Corporation is a C-Corp. no K-1's. 1008 in file reflects lender using 1,063 in consumer debt and final 1003 1,383 CD does not reflects additional debts paid in full to reach 1,063 per CBR and final CD consumer debt at time of closing $1,383. DTI at 51.6353% Exception remains open.

Reviewer Comment (2017-09-28): 1008 in file reflects lender using 1,063 in consumer debt and final 1003 1,383 CD does not reflects additional debts paid in full to reach 1,063 per CBR and final CD consumer debt at time of closing $1,383. DTI at 51.6353% Exception remains open.

Reviewer Comment (2017-09-28): Please disregard 9/11 comment as was for tolerance cure exception. General ATE exception due to Missing K-1's and DTI. Exception remains open.

Reviewer Comment (2017-09-28): Seller provided a copy of the LOX and corrected PCCD. Missing the refund check and proof of delivery. Exception remains open.
																09/21/2017			1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	709268	xxxxxx	4420664	xxxxxx	09/28/2017	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.26360% or Final Disclosure APR of 7.28000% is in excess of allowable threshold of APOR 3.78% + 1.5%, or 5.28000%. Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2017-09-28): Client purchases HPML compliant loans.			09/21/2017	1	A	xxxxxx	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
xxxxxx	707672	xxxxxx	7844754	xxxxxx	08/28/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	LO Compensation Disclosure was not provided.			Reviewer Comment (2018-08-28): LO Compensation Disclosure has been provided.	08/08/2018			1	A	xxxxxx	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	707672	xxxxxx	7844755	xxxxxx	08/28/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan amount and cash out amount exceeds guidelines, ownership percentage was not provided.			Reviewer Comment (2018-08-28): CPA letter confirming sufficient ownership has been provided.	08/24/2018			1	A	xxxxxx	FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
xxxxxx	707672	xxxxxx	7844756	xxxxxx	08/28/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (xxxxxx,xxxxxx/Bank Statements)	Ownership percentage was not provided.			Reviewer Comment (2018-08-28): CPA letter confirming sufficient ownership has been provided.	08/24/2018			1	A	xxxxxx	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	707672	xxxxxx	7844757	xxxxxx	08/28/2018	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Loan amount and cash out amount exceeds guidelines, ownership percentage was not provided.			Reviewer Comment (2018-08-28): All ATR requirements were satisfied.	08/24/2018			1	A	xxxxxx	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	707672	xxxxxx	7844758	xxxxxx	08/28/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $1,136,643.64 is greater than Guideline total cash-out of $1,000,000.00.	Cash-out exceeds $1,000,000 guideline maximum and no exception was provided.			Reviewer Comment (2018-08-28): Guideline requirements for cash out in excess of $1 million met	08/03/2018			1	A	xxxxxx	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	707672	xxxxxx	7844759	xxxxxx	08/28/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $3,000,000.00.	Loan amount exceeds $3,000,000 guideline maximum and no exception was provided.	Borrower credit and housing payment history reflect no derogatory items in the past 48 months. Borrower on this alt documentation loan has a disposable income of $1.354 million. 5.99% DTI on this alt documentation loan < 43% guideline max - 37.01% below program guideline maximum 10.75 months reserves exceeds guideline requirement of 6 months. Borrower has verified reserves of $558,790.29. Employed at same job > 10 years		Reviewer Comment (2018-08-28): Client elects to waive. Exception Waiver approval provided. Compensating factors: Credit history; stable employment history; DTI; reserves; residual income.			08/08/2018	2	B	xxxxxx	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	707672	xxxxxx	7844760	xxxxxx	08/28/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	CPA letter or other acceptable documentation confirming ownership percentage was not provided.			Reviewer Comment (2018-08-28): CPA letter confirming sufficient ownership has been provided. Reviewer Comment (2018-08-28): xxxxxx print out provided shows borrower as xxxxxx and xxxxxx as xxxxxx It does not clearly establish that the borrower is 100% owner of the business. Exception remains.	08/24/2018			1	A	xxxxxx	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
xxxxxx	713692	xxxxxx	8725086	xxxxxx	10/26/2018	Credit	Asset	Asset Eligibility	Asset	Borrower has gift funds which are ineligible per guidelines.	Financial Institution: Gift Funds / End Date: 09/28/2018 // Account Type: Gift Funds / Account Number: xxxx	Per guidelines, no gift funds are allowed. Lender exception in file. Exception must cover from investor.	LTV/CLTV 5% or more below the maximum allowed in guidelines Reserves exceed requirement by 10 months or more Appraiser rated the C4 property condition due to cosmetic issues only.		Reviewer Comment (2018-11-02): Client elects to waive guideline requirement			11/02/2018	2	B	xxxxxx	CA	Investment	Purchase		C	B	C	B			A	A			No
xxxxxx	713692	xxxxxx	8789717	xxxxxx	10/30/2018	Credit	Credit	Miscellaneous	Credit	Credit Exception:		Lender exception in file for C4 appraisal rating. Exception must come from investor.	LTV/CLTV 5% or more below the maximum allowed in guidelines Reserves exceed requirement by 10 months or more Appraiser rated the C4 property condition due to cosmetic issues only.		Reviewer Comment (2018-11-02): Client elects to waive guideline requirement			11/02/2018	2	B	xxxxxx	CA	Investment	Purchase		C	B	C	B			A	A			No
xxxxxx	718131	xxxxxx	10308087	xxxxxx	01/25/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: All conditions were not met		Lender Guidelines state that for Foreign National transactions, the file must contain 3 Reference Letters Required - 1 Bank Letter and 2 Credit Reference or Related Credit Reference Letters. The subject file did not contain 2 credit reference or related credit reference letters.			Reviewer Comment (2019-01-25): Per Client guidelines, No minimum tradelines required. This exception is not valid.	01/12/2019			1	A	xxxxxx	FL	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	718131	xxxxxx	10308088	xxxxxx	01/25/2019	Credit	Credit	Credit Documentation	Credit	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Lender Guidelines require a verified housing history for the most recent 12 months. No documentation was provided to confirm the Borrower/Guarantor owned his primary home free and clear. Further, the CPA letter which referenced taxes and HOA, failed to include currency conversion to confirm the monthly expense.			Reviewer Comment (2019-01-25): Received translation	01/12/2019			1	A	xxxxxx	FL	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	718131	xxxxxx	10308089	xxxxxx	01/25/2019	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Missing Fraud Report for borrower; xxxxxx			Reviewer Comment (2019-01-25): This not required as the business entity was just formed in November 2018.	01/12/2019			1	A	xxxxxx	FL	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxxxx	718982	xxxxxx	10449719	xxxxxx	02/04/2019	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided			Credit Score 30+ points > minimum required, 0x30x24 months on all mortgages Current home ownership > 10 years		Reviewer Comment (2019-02-12): Client elects to waive guideline requirement Reviewer Comment (2019-02-12): The Unanimous Consent disclosure is missing from the loan file entirely. The exception reads as there is one in the file just not executed by all owners of the borrowing entity. Please update Reviewer Comment (2019-02-11): Operating Agreement was uploaded. Condition calls for Unanimous Consent/Corporate resolution. 2 owners of the borrowing entity, only 1 Guarantor on the loan.			02/12/2019	2	B	xxxxxx	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
xxxxxx	718982	xxxxxx	10506779	xxxxxx	02/06/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $2,000,000.00.	Lender exception in the file for loan amount, however; exception indicates maximum loan amount of $3,000,000 when maximum guidelines is $2,000,000. Updated lender exception required.	Credit Score 30+ points > minimum required, 0x30x24 months on all mortgages Current home ownership > 10 years		Reviewer Comment (2019-02-12): Client elects to waive guideline requirement Reviewer Comment (2019-02-12): Loan amount was not updated from $3MIL to $2MIL. Please update the form. Reviewer Comment (2019-02-11): Rate lock does not cure this condition. Program is seller's program and borrower is a FN. Max loan amount is $2MIL			02/12/2019	2	B	xxxxxx	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
xxxxxx	718982	xxxxxx	13559998	xxxxxx	08/27/2019	Credit	Credit	Miscellaneous	Credit	Credit Exception:		Appraisal indicates home is on over 10 acres with exceeds guidelines. Lender exception in file.	Credit Score 30+ points > minimum required, 0x30x24 months on all mortgages Current home ownership > 10 years		Reviewer Comment (2019-08-27): Client elects to with compensating factors.			08/27/2019	2	B	xxxxxx	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No